Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Lease expenses for operating lease	$ 59,590	$ 45,093	$ 44,177
Total royalties	50,535	41,604	43,445
Corporate
Operating Leased Assets [Line Items]
Future minimum lease commitments related to contracts of affreightment	$ 58,255